Provisions	6 Months Ended
Jun. 30, 2025
Provision [Abstract]
Provisions

10. Provisions

Provisions consist of the following:

	As of
	June 30, 2025	December 31, 2024
	(Euros in thousands)
Provision for bonuses	4,391	—
Total	4,391	—

These amounts include provisions for the Group’s annual employee bonuses, which are paid at year end.